Subsequent Events Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent events

On February 18, 2014, the Company entered into Amendment Eleven to the Credit Agreement. The significant provisions included in the amendment are as follows:

•	The maximum availability under the Revolver was increased to $200,000.

•	The maturity date was extended to December 31, 2017.

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The borrowing base is calculated as the sum of (i) 85% of the Company’s eligible accounts receivable plus (ii) the lesser of 90% of the eligible credit card receivables and $5,000, plus (iii) the lesser of $150,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory plus (iv) the lesser of $30,000, 85% of the net liquidation value of eligible fixed assets or the net book value of fixed assets, all as defined in the Credit Agreement, minus (v) reserves from time to time set by the administrative agent.

•	The fee on the unused portion of the Revolver was set at 0.25%, regardless of average daily usage.

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The Fixed Charge Coverage Ratio requirement is only applicable if Adjusted Liquidity is less than $20,000, and remains in effect until the date on which Adjusted Liquidity has been greater than or equal to $20,000 for a period of 30 consecutive days.